Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2019	2020
	$	$
At cost:
Leasehold improvements	833	-
Computer and network equipment	4,305	1,350
Office equipment	925	905
Motor vehicles	184	186
	6,247	2,441
Less: accumulated depreciation	(6,006)	(2,289)

	241	152

Depreciation expense from continuing operations was $264, $175 and $79 for the years ended December 31, 2018, 2019 and 2020, respectively. Certain fully depreciated computer equipment and related peripherals were disposal in the year 2020.

	For the years ended December 31,
	2018	2019	2020
	$	$	$
Cost of revenues	104	46	-
Sales and marketing expenses	3	1	1
General and administrative expenses	47	53	13
Research and development expenses	110	75	65

	264	175	79